Business combination (Components of gain on bargain purchase) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended					0 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012		Nov. 30, 2012
Business Acquisition [Line Items]
Bargain purchase gain on acquisition of Flagstone													$ 0		$ 0	$ 49,702
Transaction expenses	(4,695)	(149)	(3,252)	0									(8,096)	[1]	0	0
Amortization of intangible asset—customer relationships and brand name													(4,538)		(4,162)	(10,159)
Gain on bargain purchase, net of expenses					21,485	[2]	(3,784)	[2]	0	[2]	0	[2]	0		0	17,701	[2]
Flagstone Reinsurance Holdings Sa
Business Acquisition [Line Items]
Bargain purchase gain on acquisition of Flagstone																49,702		49,702
Transaction expenses																(5,760)
Termination expenses																(20,244)
Amortization of intangible asset—customer relationships and brand name																(5,997)
Gain on bargain purchase, net of expenses																$ 17,701

[1]	The transaction expenses relate to costs incurred in connection with the acquisition of Western World, which was completed on October 2, 2014. Transaction expenses are primarily comprised of legal, financial advisory and audit related services.
[2]	The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.